8. STOCK OPTIONS AND WARRANTS: Schedule of Warrants Activity (Details) - Warrants - $ / shares		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Outstanding		5,587,037	6,857,037	7,558,000
Granted		87,860	1,000,000	767,037
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		(87,860)	0	(1,248,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(4,499,177)	(2,270,000)	(220,000)
Outstanding		1,087,860	5,587,037	6,857,037
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance		$ 0.59	$ 0.56	$ 0.5
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		0.5	0.625	1
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		0.25	0	0.5
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		0.38	0.5	0.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance		0.61	0.59	0.56
Expiry Date, October 9, 2022
Exercise price		$ 1	$ 1	$ 1
Outstanding		767,037	767,037	0
Granted		0	0	767,037
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(767,037)	0	0
Outstanding		0	767,037	767,037
Expiry Date, March 15, 2023
Exercise price	[1]	$ 0.25
Outstanding	[1]	3,820,000
Granted	[1]	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	[1]	(87,860)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	[1]	(3,732,140)
Outstanding	[1]	0	3,820,000
Expiry Date, May 19, 2025
Exercise price		$ 0.625	$ 0.625
Outstanding		1,000,000	0
Granted		0	1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0	0
Outstanding		1,000,000	1,000,000	0
Expiry Date, March 15, 2025
Exercise price	[2]	$ 0.5
Outstanding	[2]	0
Granted	[2]	87,860
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	[2]	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	[2]	0
Outstanding	[2]	87,860	0

[1]	On February 15, 2023, the exercise price of the 3,820,000 warrants was amended from $0.50 to $0.25 and the expiry date was extended to March 15, 2023.
[2]	Pursuant to the warrant incentive program, 87,860 warrants were exercised for 87,860 common shares and 87,860 incentive warrants at a price of $0.50 expiring on March 15, 2025.